STOCKHOLDER'S EQUITY - Additional Details (Details)		8 Months Ended	11 Months Ended	12 Months Ended
	Nov. 01, 2022 $ / shares shares	Nov. 01, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2022 vote $ / shares shares	Mar. 23, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized capital stock (in shares)				1,100,000,000
Common shares, shares authorized (in shares)			0	1,000,000,000
Preferred stock, shares authorized (in shares)			0	100,000,000
Preferred stock, shares issued (in shares)			0	0
Preferred stock, shares outstanding (in shares)			0	0
Voting rights | vote				1
Threshold trading days	20 days	5 days
Threshold consecutive trading days	30 days
Shares vesting upon first achievement, percentage			50
VWAP trading price (dollars per share) | $ / shares	$ 12.5
Warrant price (dollars per share) | $ / shares	$ 10	$ 10		$ 11.5
2022 Incentive Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance (in shares)				16,409,022
2022 Ligand Service Provider Assumed Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance, annual increase, percentage				5.00%
Shares available for issuance (in shares)				5,997,765
2022 OmniAb Service Provider Assumed Award Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for issuance (in shares)				8,302,710
Public Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Threshold trading days			20 days
Threshold consecutive trading days			30 days
Threshold after closing date			5 years	5 years
Shares vesting upon second achievement, percentage			50.00%
Warrants outstanding (in shares)	7,666,667	7,666,667
Shares cancelled in exchange for common stock (in shares)				1
Trading days prior to redemption notice			3 days
Redemption price (dollars per share) | $ / shares			$ 0.01
Redemption period			30 days
Warrant redemption, minimum share price (dollars per share) | $ / shares				$ 18
Private Placement Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Threshold trading days	30 days
Warrants outstanding (in shares)	8,233,333	8,233,333
Shares cancelled in exchange for common stock (in shares)	1	1
Forward Purchase Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding (in shares)					1,666,667
Backstop warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding (in shares)					1,445,489
Earnout shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
VWAP trading price (dollars per share) | $ / shares	$ 15